Segmented Information	12 Months Ended
Dec. 31, 2023
Segmented Information [Abstract]
Segmented information
16.	Segmented information

The Company operates in a single segment: the acquisition, exploration, and development of mineral properties in the United States.

The table below provides a breakdown of the Company’s long-term assets by geographic segment:

	South Dakota $	Texas $	New Mexico $	Wyoming $	Other States $	Canada $	Total $
Intangible assets	-	122,401	217,241	-	188,640	-	528,282
Property, plant and equipment	60,630	2,273,791	-	-	-	-	2,334,421
Mineral properties	86,220,848	9,144,069	4,905,348	41,754,462	3,194,359	-	145,219,086
Mining properties	-	-	-	-	-	-	-
Right-of-use assets	-	168,871	-	-	-	16,743	185,614
Balance, December 31, 2022	86,281,478	11,709,132	5,122,589	41,754,462	3,382,999	16,743	148,267,403

Intangible assets	-	122,399	216,340	-	174,982	-	513,721
Property, plant and equipment	208,619	14,761,241	-	-	-	-	14,969,860
Mineral properties	86,713,367	132,454,909	2,521,503	42,158,462	3,360,897	-	267,209,138
Mining properties	-	5,301,820	-	-	-	-	5,301,820
Right-of-use assets	-	443,645	-	-	-	-	443,645
Balance, December 31, 2023	86,921,986	153,084,014	2,737,843	42,158,462	3,535,879	-	288,438,184